Oct. 05, 2018

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Long/Short ETF

Prospectus dated January 17, 2018, as supplemented

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Prospectus dated March 1, 2018, as supplemented

JPMorgan Disciplined High Yield ETF

Prospectus dated July 1, 2018

JPMorgan Ultra-Short Income ETF

Prospectus dated July 1, 2018, as supplemented

JPMorgan USD Emerging Markets Sovereign Bond ETF

Prospectus dated July 1, 2018, as supplemented

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Prospectus dated November 3, 2017, as supplemented

JPMorgan Event Driven ETF

Prospectus dated November 27, 2017, as supplemented

Supplement dated October 5, 2018

to the Summary Prospectuses and Prospectuses as dated above

Use of Securities Lending. Effective immediately, the Funds may engage in securities lending. Securities lending is not a principal investment strategy of the Funds. In connection with the use of securities lending, the following will be added to the end of the footnote under the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund:

To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE